Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	POPULAR TOTAL RETURN FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001137184
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2022
Prospectus Date	rr_ProspectusDate	May 09, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A